BALANCE SHEETS (PARENTHETICALS) (ILS)	Dec. 31, 2013	Dec. 31, 2012
BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	1	1
Ordinary shares, shares authorized	5,000,000	5,000,000
Ordinary shares, shares issued	2,780,707	2,780,707
Ordinary shares, shares outstanding	2,690,857	2,690,857
Treasury shares, shares	89,850	89,850